REVENUES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Operating lease income	$ 684	$ 679
Construction services | Construction services
Disclosure of operating segments [line items]
Revenue remaining performance obligation, amount	7,500	5,600
Infrastructure services | Nuclear power generation
Disclosure of operating segments [line items]
Revenue remaining performance obligation, amount	$ 9,300	9,900
Remaining performance obligation, expected timing of satisfaction period	10 years
Industrials | Waste and wastewater services
Disclosure of operating segments [line items]
Revenue remaining performance obligation, amount	$ 8,900	$ 9,500
Remaining performance obligation, expected timing of satisfaction period	24 years